REVISION OF FINANCIAL STATEMENTS - Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheet
Trade receivables	$ 124	$ 129
Inventories	679	641
Property, plant and mine development, net	12,338	12,518
Deferred income tax assets	549	1,345
Total assets	20,646	21,071	$ 25,224
Employee-related benefits	309	298
Other current liabilities	462	407
Reclamation and remediation liabilities	2,345	2,164
Total liabilities	9,127	9,286
Retained earnings	410	658
Newmont stockholders' equity	10,535	10,663
Noncontrolling interests	984	1,122
Total equity	11,519	11,785	$ 14,218	$ 13,039
Total liabilities and equity	20,646	21,071
As Previously Reported
Consolidated Balance Sheet
Trade receivables	124	160
Inventories	679	617
Property, plant and mine development, net	12,267	12,485
Deferred income tax assets	537	1,331
Total assets	20,563	21,031
Employee-related benefits	309	304
Other current liabilities	459	407
Reclamation and remediation liabilities	2,154	2,029
Total liabilities	8,933	9,157
Retained earnings	484	716
Newmont stockholders' equity	10,609	10,721
Noncontrolling interests	1,021	1,153
Total equity	11,630	11,874
Total liabilities and equity	20,563	21,031
Reclassified | Reclamation and Remediation Adjustments
Consolidated Balance Sheet
Property, plant and mine development, net	71	33
Deferred income tax assets	12	14
Total assets	83	47
Other current liabilities	3
Reclamation and remediation liabilities	191	135
Total liabilities	194	135
Retained earnings	(74)	(57)
Newmont stockholders' equity	(74)	(57)
Noncontrolling interests	(37)	(31)
Total equity	(111)	(88)
Total liabilities and equity	$ 83	47
Reclassified | Other Adjustments
Consolidated Balance Sheet
Trade receivables		(31)
Inventories		24
Total assets		(7)
Employee-related benefits		(6)
Total liabilities		(6)
Retained earnings		(1)
Newmont stockholders' equity		(1)
Total equity		(1)
Total liabilities and equity		$ (7)